UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     AllianceBernstein International Growth Fund, Inc.
     1345 Avenue of the Americas
     New York, New York  10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):              [X]


3.   Investment Company Act File Number:                  811-08426

     Securities Act File Number:                          33-76598


4(a). Last day of fiscal year for which this Form is filed: June 30, 2007

4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                                                           [  ]

4(c). Check box if this is the last time the issuer will be filing this Form.
                                                                           [  ]

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities  sold
          during  the  fiscal  year   pursuant  to
          section 24(f):
                                                                 $1,362,890,361
                                                                 --------------

     (ii) Aggregate  price of securities  redeemed
          or repurchased during the fiscal year:
                                                                 $  546,276,391
                                                                 --------------


     (iii)Aggregate  price of securities  redeemed
          or  repurchased  during any prior fiscal
          year ending no earlier  than October 11,
          1995  that were not  previously  used to
          reduce  registration fees payable to the
          Commission:
                                                                 $            0
                                                                 --------------


     (iv) Total available  redemption credits [add
          Items 5(ii) and 5(iii)]:

                                                                 $  546,276,391
                                                                 --------------


     (v)  Net sales - if Item 5(i) is greater than
          Item  5(iv)  [subtract  Item  5(iv) from
          Item 5(i)]:

                                                                 $  816,613,970
                                                                 --------------


     (vi) Redemption credits available for use in future years - if Item 5(i) is less than
          Item  5(iv)  [subtract  Item  5(iv) from
          Item 5(i)]:

                                                                 $            0
                                                                 --------------


     (vii)Multiplier for determining  registration
          fee (See Instruction C.9):
                                                                 x    0.0000307
                                                                 --------------


     (viii)Registration  fee  due  [multiply  Item
          5(v) by Item  5(vii)]  (enter  "0" if no
          fee is due):
                                                           =    $     25,070.05
                                                                 --------------

     6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                                                                            -0-
                                                                           ----

          If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                                            -0-
                                                                           ----

     7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                            N/A
                                                                        -------


     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   = $25,070.05
                                                                     ----------

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: September 12, 2007


          Method of Delivery:

                                [X] Wire Transfer
                                [ ] Mail or other means

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\ Nancy E. Hay
                               ---------------------------
                                   Nancy E. Hay
                                   Assistant Secretary


Date:  September 13, 2007

*Please print the name and title of the signing officer below the signature.

SK 00250 0202 808795